OTHER INTANGIBLE ASSETS - Estimated Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Estimated amortisation expense [Abstract]
2022	$ 1,200	$ 700	$ 800
2023	800	400	200
2024	500
Impairment charges	$ 0	$ 777	$ 163